INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Provision for (benefit from) income taxes from continuing operations
Current	$ 141	$ 11,548	$ (6,449)	$ (7,108)
Deferred	(9,133)	(2,825)	(54,513)	12,801
Total from Continuing Operations	(8,992)	8,723	(60,962)	5,693
Provision for (benefit from) income taxes from discontinued operations
Current	(2,676)	634	(28,791)	(8,335)
Deferred	2,777		(443,379)	(11,968)
Total from Discontinued Operations	101	634	(472,170)	(20,303)
Total	(8,891)	9,357	(533,132)	(14,610)
Total provision for (benefit from) income taxes computed for continuing and discontinued operations by applying the Federal corporate tax rate
Tax at statutory rate on earnings from continuing operations before income taxes	(90,011)	(109,050)	(225,959)	(175,138)
Increase (decrease) in valuation allowances, net	1,491	(497)	(24,608)	22,479
State income taxes, net of Federal income tax benefit	576	5,488	2,956	3,045
Tax at statutory rate on REIT earnings not subject to Federal income taxes	90,832	111,748	228,399	155,450
Tax expense (benefit) from change in tax rates, prior period adjustments and other permanent differences	95	3,076	1,792	954
Tax expense (benefit) from discontinued operations	18	101	(472,676)	(21,180)
Uncertain tax position expense, excluding interest	(8,856)	(1,185)	(34,560)	866
Uncertain tax position interest, net of federal income tax benefit and other	(3,036)	(324)	(8,476)	(1,086)
Total	$ (8,891)	$ 9,357	$ (533,132)	$ (14,610)